Fair Value of Financial Instruments - Summary of Recurring basis (Parenthetical) (Detail) - Convertible Bridge Notes [Member] $ in Millions	Jun. 30, 2021 USD ($)
Mithril II, LP
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument face value	$ 15
VCVC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument face value	$ 5